Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary Of The Disaggregation Of The Group's Revenue From Contracts With Customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

(in €‘000)	2024	2023	2022
Type of goods or service
Charging sessions	123,997	103,265	65,347
Service revenue from the sale of charging equipment	13,879	10,303	33,585
Service revenue from installation services	37,359	20,391	28,630
Service revenue from operation and maintenance of charging equipment	8,529	5,399	3,230
Service revenue from consulting services	6,292	6,095	3,108
Total revenue from external customers	190,056	145,453	133,900
Timing of revenue recognition
Services transferred over time	55,041	32,337	34,968
Goods and services transferred at a point in time	135,015	113,116	98,932
Total revenue from external customers	190,056	145,453	133,900

Summary Of The Assets And Liabilities Related To Contracts With Customers
The Group has recognized the following liabilities related to contracts with customers:

(in €‘000)	December 31, 2024	December 31, 2023
Assets
Current contract assets	—	—
Loss allowance	—	—
Total contract assets	—	—
Liabilities
Current contract liabilities	22,650	9,823
Non-current contract liabilities	202	180
Total contract liabilities	22,852	10,003

Summary Of The Revenue Recognized That Relates To Carried-forward Contract Liabilities
The following table shows how much revenue the Group recognized that relates to carried-forward contract liabilities.

(in €‘000)	2024	2023	2022
Revenue recognized that was included in the contract liability balance at the beginning of the period	8,467	7,453	21,192

Summary Of The Transaction Price Allocated To The Remaining Performance Obligations
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting date is, as follows:

(in €‘000)	2024	2023
Within one year	30,157	14,062
More than one year	—	4,391
Total	30,157	18,453